UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Man Investments (CH) AG
Address: Etzelstrasse 27
         CH-8808 Pfaffikon SZ

CH-8808 Pfaffikon SZ, Switzerland

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Witschi & Urs Gruter
Title:     Head of Swiss Compliance & Head of Swiss Finance
Phone:     41 55 417 60 00

Signature, Place, and Date of Signing:

/s/ Thomas Witschi /s/ Urs Gruter  Pfaffikon, Switzerland  February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $114,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/1  02076XAA0     3264  3500000 PRN      DEFINED               3500000        0        0
AMGEN INC                      NOTE 0.375% 2/0  031162AQ3     5779  5750000 PRN      DEFINED               5750000        0        0
ARCHER DANIELS MIDLAND CO      NOTE 0.875% 2/1  039483AW2     5764  5750000 PRN      DEFINED               5750000        0        0
AVIS BUDGET GROUP              NOTE 3.500%10/0  053774AB1      509   500000 PRN      DEFINED                500000        0        0
BORGWARNER INC                 NOTE 3.500% 4/1  099724AF3      972   500000 PRN      DEFINED                500000        0        0
CEMEX SAB DE CV                NOTE 4.875% 3/1  151290AV5     3111  4750000 PRN      DEFINED               4750000        0        0
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1  165167BZ9     4462  5000000 PRN      DEFINED               5000000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AM4     5379  3750000 PRN      DEFINED               3750000        0        0
GENERAL CABLE CORP DEL NEW     FRNT 4.500%11/1  369300AL2     3551  3750000 PRN      DEFINED               3750000        0        0
GILEAD SCIENCES INC            NOTE 1.000% 5/0  375558AN3     7669  7000000 PRN      DEFINED               7000000        0        0
HOLOGIC INC                    FRNT 2.000%12/1  436440AA9      716   750000 PRN      DEFINED                750000        0        0
INTEL CORP                     SDCV 2.950%12/1  458140AD2     7341  7000000 PRN      DEFINED               7000000        0        0
INTERNATIONAL GAME TECHNOLOG   NOTE 3.250% 5/0  459902AQ5     6234  5250000 PRN      DEFINED               5250000        0        0
JEFFERIES GROUP INC NEW        DBCV 3.875%11/0  472319AG7     4718  5750000 PRN      DEFINED               5750000        0        0
KNIGHT CAP GROUP INC           NOTE 3.500% 3/1  499005AE6     3810  4250000 PRN      DEFINED               4250000        0        0
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0  535678AC0     4607  4500000 PRN      DEFINED               4500000        0        0
MEDTRONIC INC                  NOTE 1.625% 4/1  585055AM8     6056  6000000 PRN      DEFINED               6000000        0        0
MOLSON COORS BREWING CO        NOTE 2.500% 7/3  60871RAA8     7164  6750000 PRN      DEFINED               6750000        0        0
NAVISTAR INTL CORP NEW         NOTE 3.000%10/1  63934EAL2      538   500000 PRN      DEFINED                500000        0        0
NETAPP INC                     NOTE 1.750% 6/0  64110DAB0     1262  1000000 PRN      DEFINED               1000000        0        0
NEWMONT MINING CORP            NOTE 1.250% 7/1  651639AH9     6627  4750000 PRN      DEFINED               4750000        0        0
ONYX PHARMACEUTICALS INC       NOTE 4.000% 8/1  683399AB5      333   250000 PRN      DEFINED                250000        0        0
PIONEER NAT RES CO             NOTE 2.875% 1/1  723787AH0      384   250000 PRN      DEFINED                250000        0        0
SBA COMMUNICATIONS CORP        NOTE 1.875% 5/0  78388JAN6     4803  4250000 PRN      DEFINED               4250000        0        0
STERLITE INDS INDIA LTD        NOTE 4.000%10/3  859737AB4     5122  6500000 PRN      DEFINED               6500000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     6720  6000000 PRN      DEFINED               6000000        0        0
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6      488   500000 PRN      DEFINED                500000        0        0
UNITED STATES STL CORP NEW     NOTE 4.000% 5/1  912909AE8      826   750000 PRN      DEFINED                750000        0        0
XILINX INC                     NOTE 2.625% 6/1  983919AF8     6044  4750000 PRN      DEFINED               4750000        0        0